Loss per Share Attributable to Ordinary Equity Holders of the Parent - Additional Information (Details) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Basic earnings per share [abstract]
Weighted average number of ordinary shares in issue during the period used in the basic earnings per share calculation (in shares)	340,779,779	309,241,404